Schedule of Inventory (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Raw materials	$ 15,717	$ 13,734	$ 10,824
Finished goods	102,348	323,071	148,937
Total inventory	$ 118,065	$ 336,805	$ 159,761